Income Taxes (Details Textual) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Textual)
Valuation allowance	$ 118,728	$ 124
Deferred tax assets [Member]
Income Taxes (Textual)
Valuation allowance	$ 119,000